INCOME TAXES	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
INCOME TAXES [Text Block]

NOTE 12 - INCOME TAXES

United States

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at April 30, 2017 and July 31, 2016 as follows:

	April 30,	July 31, 2016
	2017
	(Unaudited)
Deferred tax assets:
Net operating losses	$377,676	$228,278

Total deferred tax assets	377,676	228,278
Less: valuation allowance	(377,676)	(228,278)

Deferred tax assets, net	$-	$-

As of April 30, 2017, for U.S. federal income tax reporting purposes, the Company has approximately $1,110,812 of unused net operating losses (“NOLs”) available for carry forward to future years. The benefit from the carry forward of such NOLs will begin expiring during the year ended July 31, 2029. Because United States tax laws limit the time during which NOL carry forwards may be applied against future taxable income, the Company may be unable to take full advantage of its NOLs for federal income tax purposes should the Company generate taxable income. Further, the benefit from utilization of NOL carry forwards could be subject to limitations due to material ownership changes that could occur in the Company as it continues to raise additional capital. Based on such limitations, the Company has significant NOLs for which realization of tax benefits is uncertain.

Hong Kong

The Company’s subsidiaries established in HKSAR are subject to Hong Kong Profits Tax. However, these subsidiaries did not earn any income derived in Hong Kong from its date of incorporation to April 30, 2017, and therefore were not subject to Hong Kong Profits Tax.

PRC

The Company’s subsidiaries established in PRC are subject to income tax rate of 25%.

1)	Luck Sky Shen Zhen

For the nine months ended April 30, 2017 and 2016, Luck Sky Shen Zhen had $141,353 and $370,215 in net profit, $47,118 and $92,553 income tax was accrued accordingly.

2)	Sanhe

For the nine months ended April 30, 2017, Sanhe and Xianning Xiantian had $842,907 in net loss. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at April 30, 2017 and July 31, 2016 as follows:

	April 30,	July 31, 2016
2017
(Unaudited)
Deferred tax assets:	-	-
Net operating losses	$-	$-

Total deferred tax assets
Less: valuation allowance	-	-

Deferred tax assets, net	$-	$-
Deferred tax liabilities:
Timing differences of revenue recognition	$16,437	$107,609

Total deferred tax liabilities	16,437	107,609

Significant components of income tax expense for the nine months ended April 30, 2017 and 2016

	For the Nine	For the Nine
	months	months
	Ended	ended
	April 30,	April 30,
	2017	2016
	(Unaudited)	(Unaudited)
Current tax expense	$99,636	$302,482
Deferred tax expense	(88,194)	(80,121)
Tax expense (benefit)	$11,442	$222,361

Reconciliation of Effective Income Tax Rate

	For the Nine		For the Nine
	months		months
	ended		ended
	April 30,		April 30,
	2017		2016
	(Unaudited)		(Unaudited)
Statutory U.S. tax rate	34.00%		34.00%
PRC Statutory Tax Rate	25.00%		25.00%
HK Statutory Tax Rate	15.00%		15.00%
Permanent Difference	( 8.12%	)	178.91%
Less: Valuation Allowance	( 75.20%	)	101.47%
Deferred Tax	8.25%		-
Tax expense (benefit)	( 1.07%	)	354.38%

NOTE 11 - INCOME TAXES

United States

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at July 31, 2016, 2015 and 2014 as follows:

	2016	2015	2014
Deferred tax assets:
Net operating losses	$228,278	$78,278	$170,552

Total deferred tax assets	228,278	78,278	170,552
Less: valuation allowance	(228,278)	(78,278)	(170,552)

Deferred tax assets, net	$-	$-	$-

As of July 31, 2016, for U.S. federal income tax reporting purposes, the Company has approximately $1,403,259 of unused net operating losses (“NOLs”) available for carry forward to future years. The benefit from the carry forward of such NOLs will begin expiring during the year ended July 31, 2029. Because United States tax laws limit the time during which NOL carry forwards may be applied against future taxable income, the Company may be unable to take full advantage of its NOLs for federal income tax purposes should the Company generate taxable income. Further, the benefit from utilization of NOL carry forwards could be subject to limitations due to material ownership changes that could occur in the Company as it continues to raise additional capital. Based on such limitations, the Company has significant NOLs for which realization of tax benefits is uncertain.

Hong Kong

The Company’s subsidiaries established in HKSAR are subject to Hong Kong Profits Tax. However, these subsidiaries did not earn any income derived in Hong Kong from its date of incorporation to July 31, 2016, and therefore were not subject to Hong Kong Profits Tax.

PRC

The Company’s subsidiaries established in PRC are subject to income tax rate of 25%.

1)	Luck Sky Shenzhen

For the years ended July 31, 2016, 2015 and 2014, Luck Sky Shenzhen had $432,088, $963,727 in net income before tax and $6,283 in net operating loss, respectively. Income tax expense were $108,022 and $239,383 income tax expenses were 2016 and 2015, respectively.

2)	Sanhe

For the year ended July 31, 2016, Sanhe had $145,136 net loss before tax. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at July 31, 2016, 2015 and 2014 as follows:

	2016	2015	2014
Deferred tax assets:
Net operating losses	$-	$-	$111,844

Total deferred tax assets	-	-	111,844
Less: valuation allowance	-	-	-

Deferred tax assets, net	$-	$-	$111,844

Deferred tax liabilities:
Timing differences of revenue recognition	$107,609	$83,101	$-

Total deferred tax liabilities	107,609	83,101	-

Significant components of income tax expense for the years ended July 31, 2016, 2015 and 2014 are as follows

			For the
	For the	For the	year
	year	year	ended
			July 31,
	ended	ended	2014
	July 31,	July 31,
	2016	2015
Current tax expense	$196,099	$833,452	$-
Deferred tax expense	30,583	83,388	-
Benefits of operating loss carryforwards	-	-	(113,932)
Tax expense (benefit)	$226,682	$916,840	$(113,932)

Reconciliation of Effective Income Tax Rate

					For the
	For the year		For the year		year
	ended		ended		ended
	July 31,		July 31,		July 31,
	2016		2015		2014
Statutory U.S. tax rate	34.00%		34.00%		34.00%
PRC Statutory Tax Rate	25.00%		25.00%		25.00%
HK Statutory Tax Rate	15.00%		15.00%		15.00%
Less: Valuation Allowance	(92.85%	)	(45.44%	)	(59.67%	)
Nondeductible/nontaxable items	(40.57%	)	29.40%		-
Tax expense (benefit)	(59.42%	)	57.96%		14.33%

Reconciliation of Effective Income Tax Expense

			For the
	For the year	For the year	year
	ended	ended	ended
	July 31,	July 31,	July 31,
	2016	2015	2014
Statutory U.S. tax rate	$(228,278)	$(78,278)	$(170,552)
PRC Statutory Tax Rate	71,923	451,874	(113,932)
HK Statutory Tax Rate	(185)	(252)	(675)
Less: Valuation Allowance	228,463	464,966	171,227
Nondeductible/nontaxable items	154,759	75,530	-
Tax expense (benefit)	$226,682	$916,840	$(113,932)